Commitments and Contingency (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
D Mobile [Member]
Revenue receivable for next twelve-month	$ 1,501,100
Satellites Service Agreements [Member]
Lease effective date	Mar. 15, 2017
Lease expiration date	Sep. 30, 2018
Prepay outstanding amount	$ 285,300
Deposit	95,100
Digital Transmission Service Agreement [Member] | Asia Satellite Telecommunication Company Limited [Member]
Total future service fee payments	7,411,616
Deposit	$ 775,000
Agreement date	July 25, 2015
Debt	$ 8,013,495
Payable balance	$ 1,376,879
Japan [Member]
Lease expiration year	expiring July 2018
Lease rental expenses	$ 8,587
Future minimum lease payment, 2018	$ 35,014
Consumption tax	8.00%
California [Member]
Lease expiration year	expiring in 2017.
Lease rental expenses	$ 15,618	$ 15,618	$ 62,472	$ 39,045	$ 0
Future minimum lease payment, 2018	$ 74,872